Document And Entity Information	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	Heritage Insurance Holdings, Inc.
Entity Central Index Key	0001598665
Entity Emerging Growth Company	false
Entity File Number	001-36462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5338504
Entity Address, Address Line One	1401 N Westshore Blvd
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	727
Local Phone Number	362-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HRTG
Security Exchange Name	NYSE